EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	55,444		27,975